Taxes - Income tax - Deferred tax assets and liabilities by type - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	€ 178	€ 38	€ 327
Unrecognized deferred tax assets, income statement	80	(174)	(69)
Total, income statement	(97)	(212)	(396)
Provisions for employee benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	(22)	(218)	154
Fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	75	218	111
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	(20)	(37)	(8)
Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income statement	€ 145	€ 76	€ 71